As filed with the U.S. Securities and Exchange Commission on October 12, 2011

Securities Act File No. 2-99473

Investment Company Act File No. 811-4375

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 60	☒
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 279
(Check appropriate box or boxes)

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Multi-State Municipal Series Trust

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Ira P. Shapiro, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value $.10 per share.

This filing relates solely to BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, each a series of BlackRock Multi-State Municipal Series Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 12th day of October, 2011.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST
(Registrant)

on behalf of BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund

By:	/s/ JOHN PERLOWSKI
(John Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN PERLOWSKI	Chief Executive Officer (Principal Executive Officer)	October 12, 2011
John Perlowski

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	October 12, 2011
Neal J. Andrews

JAMES H. BODURTHA*	Trustee
(James H. Bodurtha)

BRUCE R. BOND*	Trustee
(Bruce R. Bond)

DONALD W. BURTON*	Trustee
(Donald W. Burton)

STUART E. EIZENSTAT*	Trustee
(Stuart E. Eizenstat)

KENNETH A. FROOT*	Trustee
(Kenneth A. Froot)

ROBERT M. HERNANDEZ*	Trustee
(Robert M. Hernandez)

JOHN F. O’BRIEN*	Trustee
(John F. O’Brien)

ROBERTA COOPER RAMO*	Trustee
(Roberta Cooper Ramo)

DAVID H. WALSH*	Trustee
(David H. Walsh)

FRED G. WEISS*	Trustee
(Fred G. Weiss)

PAUL L. AUDET*	President and Trustee
(Paul L. Audet)

LAURENCE D. FINK*	Trustee
(Laurence D. Fink)

HENRY GABBAY*	Trustee
(Henry Gabbay)

*By:	/s/ BEN ARCHIBALD	October 12, 2011
Ben Archibald (Attorney-in-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase